Income Taxes (FY) (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation	The following table reconciles the federal statutory income tax rate to the Company’s effective income tax rate:

	Year Ended December 31,
	2023	2022		2021
Statutory U.S. federal rate	21.0%	21.0%		21.0%
State income taxes - net of federal benefit	2.3%	1.6%		(166.0)%
Permanent items	(1.6)%	(18.6)%		8.3%
Research tax credits	0.6%	(3.2)%		55.0%
Deferred revenue	— %	— %		156.5%
Other	— %	— %		(3.7)%
Change in fair value of forward contract liabilities	(13.2)%	— %		— %
Valuation allowance, net	2.8%	(4.4)%	v	(230.1)%
Stock-based compensation	(3.9)%	1.8%		(5.2)%
Effective income tax rate	8.0%	(1.8)%		(164.2)%

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to the Company’s net deferred tax assets are as follows (in thousands):

	Year Ended December 31,
	2023	2022
Deferred Tax Assets
Net operating loss carryforwards	$29,841	$17,015
Research and development credits	5,649	2,806
Stock-based compensation expense	8	5,892
Other expenses	705	1,697
Deferred revenue	84,626	83,417
Operating lease liabilities	2,718	3,186
R&E Capitalization	19,778	9,588
Patent and license costs	9,140	7,472
Gross deferred tax assets	152,465	131,073
Deferred Tax Liabilities
Intangible assets	$(41,144)	$—
Depreciation	(128)	(81)
Operating lease right-of-use assets	(2,751)	(3,174)
Gross deferred tax liabilities	(44,023)	(3,255)
Net deferred tax assets before valuation allowance	108,442	127,818
Valuation allowance	(124,295)	(127,818)
Net deferred tax assets/(liabilities)	$(15,853)	$—